UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2003

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Joseph Parker & Company, Inc.
Address:   330 North Broad Street, Suite A
           Thomasville, GA 31792

13F File Number: 028-05457

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   John Mark Parker
Title:  President and Chief Executive Officer
Phone:  229-226-4715
Signature, Place, and Date of Signing:

   John Mark Parker, Thomasville, Georgia    November 11, 2003

Report Type (Check only one):

[X]  13F HOLDINGS REPORT

[ ]  13F NOTICE

[ ]  13F COMBINATION REPORT

               FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   36

Form 13F Information Table Value Total:   $85,703

List of Other Included Managers: None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co                          COM              88579Y101     3789 54860.00 SH       SOLE                 51460.00           3400.00
American SuperConductor        COM              030111108      582 56315.00 SH       SOLE                 52815.00           3500.00
Anadarko Petroleum Corp        COM              032511107     2853 68320.00 SH       SOLE                 63420.00           4900.00
BP p.l.c. ADR                  ADR              055622104     2180 51791.00 SH       SOLE                 49291.00           2500.00
Brown & Brown, Inc.            COM              115236101      462 15000.00 SH       SOLE                 15000.00
Caterpillar, Inc               COM              149123101     4339 63025.00 SH       SOLE                 58625.00           4400.00
ChevronTexaco Corp             COM              166764100     1777 24874.00 SH       SOLE                 22974.00           1900.00
Coca-Cola Company              COM              191216100     2186 50892.00 SH       SOLE                 44292.00           6600.00
Conagra Foods, Inc.            COM              205887102     1545 72725.00 SH       SOLE                 68225.00           4500.00
Dow Chemical                   COM              260543103     3236 99435.00 SH       SOLE                 94535.00           4900.00
Duke Energy Company            COM              264399106     3182 178660.00SH       SOLE                164560.00          14100.00
Emerson Electric               COM              291011104     3961 75225.00 SH       SOLE                 69225.00           6000.00
Exxon Mobil Corp               COM              30231G102     3323 90795.00 SH       SOLE                 85695.00           5100.00
Flowers Foods Inc              COM              343498101      250 10952.00 SH       SOLE                 10952.00
Fuelcell Energy Inc            COM              35952H106      657 56125.00 SH       SOLE                 55625.00            500.00
Genentech Inc                  COM              368710406     2023 25240.00 SH       SOLE                 22640.00           2600.00
General Electric               COM              369604103     3628 121702.00SH       SOLE                113902.00           7800.00
IDACORP, Inc.                  COM              451107106     1896 74370.00 SH       SOLE                 71370.00           3000.00
Ingersoll-Rand Company Class A COM              G4776G101      552 10333.00 SH       SOLE                  9333.00           1000.00
Intel Corp                     COM              458140100     4393 159645.00SH       SOLE                149445.00          10200.00
International Rectifier        COM              460254105     2429 64890.00 SH       SOLE                 60390.00           4500.00
Johnson & Johnson              COM              478160104     2270 45833.00 SH       SOLE                 45833.00
Kellogg Co                     COM              487836108      953 28575.00 SH       SOLE                 28575.00
Lilly, Eli & Co                COM              532457108     1458 24548.00 SH       SOLE                 23148.00           1400.00
MBNA Corp                      COM              55262l100      342 15000.00 SH       SOLE                 15000.00
Merck & Co., Inc               COM              589331107     2933 57936.00 SH       SOLE                 53636.00           4300.00
Microsoft Corp                 COM              594918104      708 25470.00 SH       SOLE                 18470.00           7000.00
Pfizer, Inc                    COM              717081103     3654 120284.00SH       SOLE                113109.00           7175.00
Proctor & Gamble               COM              742718109     1677 18062.00 SH       SOLE                 17262.00            800.00
Progress Energy Inc            COM              743263105     3919 88154.00 SH       SOLE                 83654.00           4500.00
Southern Co                    COM              842587107     4432 151000.00SH       SOLE                142800.00           8200.00
SunTrust Banks, Inc.           COM              867914103     4130 68407.00 SH       SOLE                 63407.00           5000.00
Texas Instruments              COM              882508104     1780 78050.00 SH       SOLE                 71450.00           6600.00
Verizon Communications         COM              92343V104     3846 118569.00SH       SOLE                111269.00           7300.00
Wal-Mart Stores, Inc.          COM              931142103      406  7275.00 SH       SOLE                  7275.00
Wells Fargo                    COM              949746101     3953 76752.00 SH       SOLE                 71752.00           5000.00